Notes Receivable - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 Receivables
Receivables [Abstract]
Number of notes receivable | Receivables		2
Notes receivable maturity date, Start	Jul. 01, 2015
Notes receivable maturity date, End	Feb. 01, 2018
Notes Receivable, Net | $	$ 0